Earnings (loss) per share (Narrative) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share	227	1,919
Description of anti-dilutive effect excluded from computation of earnings per share	The total number of shares issuable from options, warrants and RSUs that are excluded from the computation of diluted earnings (loss) per share because their effect would be anti-dilutive was 227 for the year ended December 31, 2021 (year ended December 31, 2020 - 1,919).